Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of income and expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income and expenses [Abstract]
Cost of materials	$ 54,745	$ 69,766	$ 56,156
Salary and related expenses	17,957	16,941	15,290
Subcontractors	4,876	4,451	3,633
Depreciation and amortization	3,248	2,991	2,859
Energy	1,626	1,551	1,426
Other manufacturing expenses	575	712	566
Total expenses	83,027	96,412	79,930
Decrease (increase) in inventories	2,667	(18,962)	(6,933)
Total Cost of goods sold	85,694	77,450	72,997
Salary and related expenses	6,045	5,897	5,925
Subcontractors	4,794	5,196	2,275
Materials and allocation of facility costs	1,682	966	1,131
Depreciation and amortization	725	663	159
Others	363	337	257
Total Research and development	13,609	13,059	9,747
Salary and related expenses	1,639	1,467	1,647
Marketing support	144	103	121
Packing, shipping and delivery	750	504	477
Marketing and advertising	586	788	424
Registration and marketing fees	934	917	470
Others	465	591	491
Total Selling and marketing	4,518	4,370	3,630
Salary and related expenses	3,870	3,475	3,085
Employees welfare	978	1,296	1,151
Professional fees and public company expense	3,055	2,162	2,012
Depreciation, amortization and impairment	779	717	686
Communication and software services	924	799	675
Others	533	745	916
Total General and administrative	10,139	9,194	8,525
Financial income
Interest income and gains from marketable securities	1,027	1,146	830
Financial expense
Fees and interest paid to financial institutions	266	293	172
Financial income and (expense)
Derivatives instruments measured at fair value	(1,097)	(512)	504
Translation differences of financial assets and liabilities	(438)	(139)	98
Bond securities measured at fair value	102	(5)	(178)
Total Financial expense(income)	$ (672)	$ 197	$ 1,082